Segments - Schedule of Reportable Segment and the Expenses Reviewed by the CODM (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Reportable Segment and the Expenses Reviewed by the CODM [Line Items]
Revenues		$ 1,879
Cost of sales		(1,434)
Gross profit		445
Selling, general and administrative
Other segment items	[1]	(424,659)	(15,194)
Net loss		(440,314)	(17,996)
Segment selling, general and administrative [Member]
Selling, general and administrative
Segment selling, general and administrative		(539)
Segment Salaries and Bonuses [Member]
Selling, general and administrative
Segment selling, general and administrative		(431)
Corporate selling, general and administrative [Member]
Selling, general and administrative
Segment selling, general and administrative	[2]	$ (15,129)	$ (2,802)

[1]	Other segment items primarily consists of change in fair value of financial instruments, interest (expense) income, net, and other income (expense), net.
[2]	Corporate selling, general and administrative costs primarily consist of unallocated corporate costs, such as costs incurred as part of the Business Combination.